Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2018	$ 1,756,112	$ 1,617,384	$ 10,022	$ 1,981,881	$ 48,059	$ 95,011	$ (68,315)	$ (449,274)	$ 138,728
Profit/(Loss) for the year after taxes	74,608	62,135	0	0	0	0	0	62,135	12,473
Change in fair value of cash flow hedges	(25,948)	(26,265)	0	0	0	(27,947)	0	1,682	317
Currency translation differences	(22,284)	(22,509)	0	0	0	0	(22,509)	0	225
Tax effect	6,147	6,733	0	0	0	6,733	0	0	(586)
Other comprehensive income/(loss)	(42,085)	(42,041)	0	0	0	(21,214)	(22,509)	1,682	(44)
Total comprehensive income for the year	32,523	20,094	0	0	0	(21,214)	(22,509)	63,817	12,429
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0	0
Amherst Island (Note 7)	92,303	0	0	0	0	0	0	0	92,303
Reduction of Share Premium (Note 13)	0	0	0	(1,000,000)	1,000,000	0	0	0	0
Distributions (Note 13)	(196,082)	(159,002)	0	0	(159,002)	0	0	0	(37,080)
Balance, end of period at Dec. 31, 2019	1,714,856	1,508,476	10,160	1,011,743	889,057	73,797	(90,824)	(385,457)	206,380
Profit/(Loss) for the year after taxes	16,874	11,968	0	0	0	0	0	11,968	4,906
Change in fair value of cash flow hedges	32,109	31,353	0	0	0	31,353	0	0	756
Currency translation differences	(9,947)	(9,101)	0	0	0	0	(9,101)	0	(846)
Tax effect	(8,698)	(8,509)	0	0	0	(8,509)	0	0	(189)
Other comprehensive income/(loss)	13,464	13,743	0	0	0	22,844	(9,101)	0	(279)
Total comprehensive income for the year	30,338	25,711	0	0	0	22,844	(9,101)	11,968	4,627
Capital increase (Note 13)	161,854	161,854	507	0	161,347	0	0	0	0
Business combinations (Note 5)	25,308	0	0	0	0	0	0	0	25,308
Distributions (Note 13)	(191,475)	(168,659)	0	0	(168,659)	0	0	0	(22,816)
Balance, end of period at Dec. 31, 2020	1,740,881	1,527,382	10,667	1,011,743	881,745	96,641	(99,925)	(373,489)	213,499
Profit/(Loss) for the year after taxes	(10,918)	(30,080)	0	0	0	0	0	(30,080)	19,162
Change in fair value of cash flow hedges	92,138	87,361	0	0	0	97,421	0	(10,060)	4,777
Currency translation differences	(41,956)	(33,525)	0	0	0	0	(33,525)	0	(8,431)
Tax effect	(23,712)	(22,790)	0	0	0	(22,790)	0	0	(922)
Other comprehensive income/(loss)	26,470	31,046	0	0	0	74,631	(33,525)	(10,060)	(4,576)
Total comprehensive income for the year	15,552	966	0	0	0	74,631	(33,525)	(40,140)	14,586
Capital increase (Note 13)	189,761	189,761	573	60,268	128,920	0	0	0	0
Reduction of Share Premium (Note 13)	0	0	0	(200,000)	200,000	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	14,928	14,928	0	0	0	0	0	14,928	0
Distributions (Note 13)	(220,804)	(190,638)	0	0	(190,638)	0	0	0	(30,166)
Balance, end of period at Dec. 31, 2021	$ 1,748,605	$ 1,542,399	$ 11,240	$ 872,011	$ 1,020,027	$ 171,272	$ (133,450)	$ (398,701)	$ 206,206